Segment and Geographic Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenue from external customers	$ 83,057,896	$ 107,404,766	$ 83,695,885
Commodities brokerage services revenues [Member]
Segment Reporting Information [Line Items]
Total revenue from external customers	59,976,717	79,702,654	60,091,117
Financial information and advisory services revenues [Member]
Segment Reporting Information [Line Items]
Total revenue from external customers	10,696,523	17,205,459	10,355,732
Advertising revenues [Member]
Segment Reporting Information [Line Items]
Total revenue from external customers	2,893,707	7,023,399	8,160,310
Hong Kong brokerage services revenues [Member]
Segment Reporting Information [Line Items]
Total revenue from external customers	8,956,501	3,149,063	4,610,516
Others [Member]
Segment Reporting Information [Line Items]
Total revenue from external customers	$ 534,448	$ 324,191	$ 478,210